SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 526,153	$ 486,979
Less: Accumulated depreciation	(325,007)	(378,233)
Plant and equipment, net	201,146	108,746
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	266,920	224,302
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	167,559	170,009
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	52,392	47,270
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 39,282	$ 45,398